DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 16 – DERIVATIVE FINANCIAL INSTRUMENTS

We are required to record derivatives on our Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2019
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation - Pay-fixed interest rate swap agreements	$7,117	9.4	$(242)

Cash flow hedge designation
Pay-fixed interest rate swap agreements	$25,000	1.6	$(174)
Interest rate cap agreements	150,000	2.6	214
Total	$175,000	2.5	$40

No hedge designation
Rate-lock mortgage loan commitments	$49,268	0.1	$1,412
Mandatory commitments to sell mortgage loans	95,363	0.1	(150)
Pay-fixed interest rate swap agreements - commercial	153,946	5.5	(3,641)
Pay-variable interest rate swap agreements - commercial	153,946	5.5	3,641
Purchased options	2,908	1.5	141
Written options	2,848	1.5	(139)
Total	$458,279	3.7	$1,264

	2018
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Cash flow hedge designation
Pay-fixed interest rate swap agreements	$25,000	2.6	$280
Interest rate cap agreements	150,000	3.6	2,245
Total	$175,000	3.5	$2,525

No hedge designation
Rate-lock mortgage loan commitments	$32,473	0.1	$687
Mandatory commitments to sell mortgage loans	57,583	0.1	(383)
Pay-fixed interest rate swap agreements - commercial	94,451	5.5	405
Pay-variable interest rate swap agreements - commercial	94,451	5.5	(405)
Purchased options	3,095	2.5	116
Written options	3,095	2.5	(116)
Total	$285,148	3.7	$304

We have established management objectives and strategies that include interest-rate risk parameters for maximum fluctuations in net interest income and market value of portfolio equity. We monitor our interest rate risk position via simulation modeling reports. The goal of our asset/liability management efforts is to maintain profitable financial leverage within established risk parameters.

To meet our asset/liability management objectives, we may periodically enter into derivative financial instruments to mitigate exposure to fluctuations in cash flows resulting from changes in interest rates (‘‘Cash Flow Hedges’’). Cash Flow Hedges included certain pay-fixed interest rate swaps and interest rate cap agreements. Pay-fixed interest rate swaps convert the variable-rate cash flows on debt obligations to fixed-rates. Under interest-rate cap agreements, we will receive cash if interest rates rise above a predetermined level. As a result, we effectively have variable-rate debt with an established maximum rate. We pay an upfront premium on interest rate caps which is recognized in earnings in the same period in which the hedged item affects earnings. Unrecognized premiums from interest rate caps aggregated to $2.2 million and $2.7 million at December 31, 2019 and 2018, respectively.

It is anticipated that $0.05 million, net of tax, of unrealized losses on Cash Flow Hedges at December 31, 2019, will be reclassified into earnings over the next twelve months. The maximum term of any Cash Flow Hedge at December 31, 2019 is 3.8 years.

Beginning in the second quarter of 2019 we entered into a pay-fixed interest rate swap to protect a portion of the fair value of a certain fixed rate commercial loan commitment (“Fair Value Hedge”).  As a result, changes in the fair value of the pay-fixed interest rate swap is expected to offset changes in the fair value of the fixed rate commercial loan commitment due to fluctuations in interest rates.  We record the fair value of Fair Value Hedges in accrued income and other assets and accrued expenses and other liabilities on our Consolidated Statements of Financial Condition.  The hedged item (fixed rate commercial loan commitment) is also recorded at fair value which offsets the adjustment to the Fair Value Hedge.  On an ongoing basis, we adjust our Consolidated Statements of Financial Condition to reflect the then current fair value of both the Fair Value Hedge and the hedged item.  The related gains or losses are reported in non-interest income – other in our Consolidated Statements of Operations.

Certain derivative financial instruments have not been designated as hedges. The fair value of these derivative financial instruments has been recorded on our Consolidated Statements of Financial Condition and is adjusted on an ongoing basis to reflect their then current fair value. The changes in fair value of derivative financial instruments not designated as hedges are recognized in earnings.

In the ordinary course of business, we enter into rate-lock mortgage loan commitments with customers (‘‘Rate-Lock Commitments’’). These commitments expose us to interest rate risk. We also enter into mandatory commitments to sell mortgage loans (‘‘Mandatory Commitments’’) to reduce the impact of price fluctuations of mortgage loans held for sale and Rate-Lock Commitments. Mandatory Commitments help protect our loan sale profit margin from fluctuations in interest rates. The changes in the fair value of Rate Lock Commitments and Mandatory Commitments are recognized currently as part of net gains on mortgage loans in the Consolidated Statements of Operations. We obtain market prices on Mandatory Commitments and Rate-Lock Commitments. Net gains on mortgage loans, as well as net income, may be more volatile as a result of these derivative instruments, which are  not designated as hedges.

In prior periods we offered to our deposit customers an equity linked time deposit product (‘‘Altitude CD’’). The Altitude CD was a time deposit that provided the customer a guaranteed return of principal at maturity plus a potential equity return (a written option), while we receive a like stream of funds based on the equity return (a purchased option). The written and purchased options will generally move in opposite directions resulting in little or no net impact on our Consolidated Statements of Operations. All of the written and purchased options in the table above  relate to this Altitude CD product.

We have a program that allows commercial loan customers to lock in a fixed rate for a longer period of time than we would normally offer for interest rate risk reasons. We will enter into a variable rate commercial loan and  an interest rate swap agreement with a customer and then enter into an offsetting interest rate swap agreement with an unrelated party. The interest rate swap agreement fair values will generally move in opposite directions resulting in little or no net impact on our Consolidated Statements of Operations. All of the interest rate swap agreements with no hedge designation in the table above relate to this program.

The following tables illustrate the impact tha the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:

Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2019		2018		2019		2018
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements	Other assets	$-	Other assets	$280	Other liabilities	$416	Other liabilities	$-
Interest rate cap agreements	Other assets	214	Other assets	2,245	Other liabilities	-	Other liabilities	-
		214		2,525		416		-
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	1,412	Other assets	687	Other liabilities	$-	Other liabilities	-
Mandatory commitments to sell mortgage loans	Other assets	-	Other assets	-	Other liabilities	150	Other liabilities	383
Pay-fixed interest rate swap agreements - commercial	Other assets	28	Other assets	1,116	Other liabilities	3,669	Other liabilities	711
Pay-variable interest rate swap agreements - commercial	Other assets	3,669	Other assets	711	Other liabilities	28	Other liabilities	1,116
Purchased options	Other assets	141	Other assets	116	Other liabilities	-	Other liabilities	-
Written options	Other assets	-	Other assets	-	Other liabilities	139	Other liabilities	116
		5,250		2,630		3,986		2,326
Total derivatives		$5,464		$5,155		$4,402		$2,326

The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
	Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized	Gain (Loss) Recognized in Income(1)
	2019	2018	2017		2019	2018	2017	in Income (1)	2019	2018	2017
	(In thousands)
Fair Value Hedges
Pay-fixed interest rate swapagreements								Non-interest income-other	$(242)	$-	$-
Cash Flow Hedges
Interest rate cap agreements	$(1,211)	$(340)	$108	Interest expense	$363	$206	$-	Interest expense	$-	$-	$-
Pay-fixed interest rate swapagreements	(392)	78	216	Interest expense	62	31	(18)	Interest expense	-	(12)	(12)
Total	$(1,603)	$(262)	$324		$425	$237	$(18)		$-	$(12)	$(12)

No hedge designation

Rate-lock mortgage loan commitments								Net gains on mortgage loans	$725	$157	$(116)
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	233	(420)	(593)
Pay-fixed interest rate swap agreements - commercial								Interest income	(4,046)	113	43
Pay-variable interest rate swap agreements -commercial								Interest income	4,046	(113)	(43)
Purchased options								Interest expense	25	(206)	84
Written options								Interest expense	(23)	206	(84)
Total									$960	$(263)	$(709)

(1) For cash flow hedges, this location and amount refers to the ineffective portion.